SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                Investment Company Act file number: 811-05189

                          The Ibero-America Fund, Inc.
               (Exact name of registrant as specified in charter)

                             AllianceBernstein L.P.
              1345 Avenue of the Americas, New York, New York l0105
               (Address of Principal Executive Office) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (800) 221-5672

                                 EMILIE D. WRAPP
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York l0105
                     (Name and address of agent for service)

                          Copies of communications to:
                               Kathleen K. Clarke
                               901 K Street, N.W.
                             Washington, D.C. 20001

                      Date of fiscal year end: November 30

             Date of reporting period: July 1, 2011 - June 30, 2012

******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-05189
Reporting Period: 07/01/2011 - 06/30/2012
The Ibero-America Fund, Inc.









========================= The Ibero-America Fund, Inc. =========================


ANHANGUERA EDUCACIONAL PARTICIPACOES S.A

Ticker:       AEDU3          Security ID:  P0355L115
Meeting Date: JUL 08, 2011   Meeting Type: Special
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Amend Articles Re: Company Address      For       For          Management
1b    Amend Articles Re: Corporate Purpose    For       For          Management
1c    Amend Articles Re: Board's Ability to   For       For          Management
      Repurchase, Reissue, or Cancel
      Treasury Shares
1d    Amend Articles Re: Executive Title      For       For          Management
2     Designate Newspapers to Publish         For       For          Management
      Company Announcements


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BR MALLS PARTICIPACOES S.A.

Ticker:       BRML3          Security ID:  P1908S102
Meeting Date: SEP 12, 2011   Meeting Type: Special
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Amend Articles to Reflect Changes in    For       For          Management
      Capital
2     Amend Articles Re: Board Elections      For       For          Management
3     Amend Articles Re: Mandatory Bid        For       Against      Management
      Provision
4     Amend Articles Re: Novo Mercado         For       For          Management
      Regulations


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EDP-ENERGIAS DE PORTUGAL S.A

Ticker:       EDP            Security ID:  X67925119
Meeting Date: AUG 25, 2011   Meeting Type: Special
Record Date:  AUG 18, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Amend Article 4                         For       For          Management
2     Amend Article 14                        For       For          Management
3     Amend Article 20                        For       For          Management
4     Amend Article 27                        For       For          Management


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GRUPO FINANCIERO BANORTE S.A.B. DE C.V.

Ticker:       GFNORTEO       Security ID:  P49501201
Meeting Date: JUL 21, 2011   Meeting Type: Special
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Amend Company Bylaws                    For       For          Management
2     Designate Inspector or Shareholder      For       For          Management
      Representative(s) of Minutes of Meeting
3     Approve Minutes of Meeting              For       For          Management


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GRUPO FINANCIERO BANORTE S.A.B. DE C.V.

Ticker:       GFNORTEO       Security ID:  P49501201
Meeting Date: JUL 21, 2011   Meeting Type: Special
Record Date:  JUL 08, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.a.1 Elect Hector Reyes Retana as            For       For          Management
      Independent Director
1.a.2 Elect Juan Carlos Braniff Hierro as     For       For          Management
      Independent Director
1.a.3 Elect Armando Garza Sada as             For       For          Management
      Independent Director
1.a.4 Elect Manuel Saba Ades as               For       For          Management
      Representative of Controlling
      Shareholder Group
1.a.5 Elect Enrique Castillo Mejorada as      For       For          Management
      Executive Director
1.b   Approve Independence Classification of  For       For          Management
      Directors
1.c   Approve New Directors Liability and     For       For          Management
      Indemnification
1.d   Approve Discharge of Rodolfo F.         For       For          Management
      Barrera Villarreal as Representative
      of Controlling Shareholders, Eugenio
      Clariond Reyes-Retana as Independent
      Director, Jacobo Zaidenweber Cvilich
      as Independent Director, and Isaac
      Hamui Mussali as Independent Director
2     Approve the Formation of Statutory      For       For          Management
      Committee; Set Faculties, Functions
      and Operation Rules
3     Approve the Formation of Regional       For       For          Management
      Statutory Committee; Set Faculties,
      Functions and Operation Rules
4     Designate Inspector or Shareholder      For       For          Management
      Representative(s) of Minutes of Meeting
5     Approve Minutes of Meeting              For       For          Management


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HYPERMARCAS S.A

Ticker:       HYPE3          Security ID:  P5230A101
Meeting Date: JUL 20, 2011   Meeting Type: Special
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1 (a) Amend Article 2 Re:  Company Domicile   For       For          Management
1 (b) Amend Article 3 Re: Expand Corporate    For       For          Management
      Purpose
1 (c) Amend Article 5 Re:  Ratify Issuance    For       For          Management
      of 924,595 Shares from 2008 and 2009
      Stock Option Plans
1 (d) Consolidate Articles of Incorporation   For       For          Management
      Should Items 1 (a) - 1 (c) be Approved
      by Shareholders
1 (e) Approve Remuneration of Directors and   For       For          Management
      Executive Officers
1 (f) Ratify Minutes of Dec. 29, 2011         For       Against      Management
      Special Meeting; Approve Amendment of
      By-Laws of Brazilian Haze
1 (g) Confirm and Ratify Remaining            For       Against      Management
      Resolutions Adopted At Dec. 29, 2011
      Special Meeting and Approve Amendment
      of the By-Laws of Brazilian Haze
1 (h) Authorize Senior Management to Ratify   For       For          Management
      and Execute Approved Resolutions


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INDUSTRIA DE DISENO TEXTIL (INDITEX)

Ticker:       ITX            Security ID:  E6282J109
Meeting Date: JUL 19, 2011   Meeting Type: Annual
Record Date:  JUL 12, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Receive Information on Appointment of   None      None         Management
      Pablo Isla Alvarez de Tejera as New
      Chairman of the Board, and
      Consequently, of AGM
2     Accept Individual Financial Statements  For       For          Management
      and Statutory Reports for FY 2010,
      Ended Jan. 31, 2011
3     Approve Consolidated Financial          For       For          Management
      Statements and Statutory Reports, and
      Discharge of Directors for FY 2010,
      Ended Jan. 31, 2011
4     Approve Allocation of Income and        For       For          Management
      Dividends of EUR 1.60 Per Share
5     Re-elect Irene R. Miller as Director    For       For          Management
6     Re-elect KPMG Auditores SL as Auditor   For       For          Management
7     Amend Several Articles of Bylaws to     For       For          Management
      Update Legal Reference and Textual
      Adjustments to Adapt to Applicable
      Legislation
8     Amend Several Articles of General       For       For          Management
      Meeting Regulations to Update Legal
      Reference and Textual Adjustments to
      Adapt to Applicable Legislation
9     Approve Remuneration of Directors       For       For          Management
10    Approve Share Award to Newly Appointed  For       Against      Management
      Chairman/CEO
11    Authorize Board to Ratify and Execute   For       For          Management
      Approved Resolutions
12    Receive Changes to Board of Directors'  None      None         Management
      Guidelines


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PDG REALTY S.A EMPREENDIMENTOS E PARTICIPACOES

Ticker:       PDGR3          Security ID:  P7649U108
Meeting Date: JUL 08, 2011   Meeting Type: Special
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Amend Articles Re: Executive Committee  For       For          Management
      Structure
2     Amend Articles Re: Novo Mercado         For       For          Management
      Regulations
3     Amend Articles Re: Approval of Bank     For       For          Management
      Credit Notes
4     Amend Articles to Reflect Changes in    For       For          Management
      Capital


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PETROLEO BRASILEIRO SA-PETROBRAS

Ticker:       PETR4          Security ID:  P78331132
Meeting Date: AUG 23, 2011   Meeting Type: Special
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Ratify Alternate Director Miriam        For       For          Management
      Aparecida Belchior as Director Until
      Next General Meeting to Fill Director
      Vacancy
2     Amend Articles 18, 19, 21, 22, 25, 28,  For       For          Management
      and 39 Re: Board Size, Procedures
      Applicable to Employee Board
      Representative, Clarify Chairman's
      Casting Vote

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                              Registrant:  The Ibero-America Fund, Inc.


                              By: Robert M. Keith*
                                  -----------------------
                                  President

                              Date:  August 30, 2012



*By: /s/ Emilie D. Wrapp
     --------------------
         Emilie D. Wrapp
         Secretary

                               POWER OF ATTORNEY

            KNOW ALL PERSONS BY THESE PRESENTS, that the person whose signature appears below hereby revokes all prior powers granted by the undersigned to the extent inconsistent herewith and constitutes and appoints Robert M. Keith, Emilie D. Wrapp, Eric C. Freed, Nancy E. Hay and Stephen J. Laffey and each of them, to act severally as attorney-in-fact and agent, with power of substitution and resubstitution, for the undersigned in any and all capacities, solely for the purpose of signing the respective Registration Statements, and any amendments thereto, on Form N-2 and any other filings of:

-AllianceBernstein Global High Income Fund, Inc.

-AllianceBernstein Income Fund, Inc.

-AllianceBernstein National Municipal Income Fund. Inc.

-Alliance California Municipal Income Fund, Inc.

-Alliance New York Municipal Income Fund, Inc.

-The Ibero-America Fund, Inc.

and filing the same, with exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof.


                                                        /s/ Robert M. Keith
                                                        ------------------------
                                                            Robert M. Keith


Dated: August 14, 2012